Long-Term Borrowings	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-Term Borrowings
10.	LONG-TERM BORROWINGS

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(in thousands)
Long-term borrowings	144,875	57,875	9,082

Less: Current portion of long-term borrowings	(86,500)	(57,875)	(9,082)

Total	58,375	—	—

In October 2019, the Group entered into a secured loan agreement with SPD Silicon Valley Bank, pursuant to which the Group is entitled to borrow a secured RMB denominated loan of
RMB60.0
million for general working capital purposes. In 2019, the Group drew down
RMB60.0
million with a variable annual interest rate at 225 basis points over Loan Prime Rate (“LPR”) and the principal is repayable by monthly installments from 2019 to 2021. The loan is guaranteed by the Founder of the Group. The Group repaid RMB30.0 million and RMB22.5 million (US$3.5 million) in
2020 and 2021, respectively, when the installments
became due. As of December 31, 2021, the loan was fully paid.
In October 2020, the Group entered into secured loan agreements with East West Bank and SPD Silicon Valley Bank, pursuant to which the Group is entitled to borrow RMB68.0 million and RMB60.0 million, respectively, for its general working capital purposes. The Group drew down RMB68.0 million from East West Bank with a fixed annual interest rate of 4.15%. Pursuant to the agreement, the principal is repayable by monthly installments from 2020 to 2022.
RMB0.6 million and
RMB34.5 million (US$5.4
million) were repaid when it became due in 2020 and 2021. The repayment of the loan is guaranteed by the Founder of the Group. The amount repayable within the next twelve months are classified as “Current portion of long-term borrowings”. The Group drew down RMB60.0 million (US$9.2 million) from SPD Silicon Valley Bank with a fixed annual interest rate of 4.75%. Pursuant to the agreement, the principal is repayable by monthly installments from 2020 to 2022.
RMB5.0 million and
RMB30.0
million (US$4.7 million)
was repaid when it became due in 2020 and 2021, respectively. The repayment of the loan is guaranteed by the Founder of the Group. The amount repayable within the next twelve months are classified as “Current portion of long-term borrowings”.
Repayment schedule of the long-term borrowings as of December 31, 2021 is as follows:

	As of December 31, 2021
	RMB	US$
	(in thousands)
2022	57,875	9,082

Total	57,875	9,082